DEBT AND RELATED PARTY DEBT - Term Debt (Details) - USD ($) $ in Millions	Jul. 11, 2024	Dec. 31, 2024	Nov. 20, 2023	May 29, 2023
Fiza Investments Limited Loans, term debt
DEBT AND RELATED PARTY DEBT
Term of loan from distribution date	24 months
Fiza Investments Limited Loan, Tranche Three
DEBT AND RELATED PARTY DEBT
Loan amount				$ 3.0
Fiza Investments Limited Loan, Tranche Four
DEBT AND RELATED PARTY DEBT
Loan amount			$ 1.3
Interest rate		25.00%